NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 13, 2021	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Payments to Acquire Software		$ 50,000	$ 50,000
Proceeds from (Repayments of) Notes Payable			(20,000)	$ 10,000		$ (30,000)	$ (30,000)
Notes Payable			$ 30,000	$ 30,000
Accrued Interest							$ 50,000
Pickpocket, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	80.00%
Payments to Acquire Businesses, Gross	$ 1,000,000.0
Business Acquisition, Transaction Costs	$ 1,000,000.0